Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	December 31
	2021	2020
Carrying amounts
Batteries	$355,531	$308,289
Machinery equipment	75,576	64,889
Transportation equipment	6,103	7,695
Tooling equipment	3,279	4,211
Office equipment	479	683
Leasehold improvements	12,341	13,488
Construction in progress	74	677
	$453,383	$399,932

	2021
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost
Balance, beginning of the year	$397,452	$108,106	$10,838	$35,630	$2,552	$32,657	$677	$587,912
Additions	88,689	27,856	457	4,781	241	4,208	1,998	128,230
Disposals	(158)	(5,806)	(417)	(829)	(166)	(2,090)	(18)	(9,484)
Transfer from inventory	—	—	766	—	—	—	—	766
Reclassification	—	49	—	—	2	2,536	(2,587)	—
Effect of foreign exchange difference	6,985	4,221	175	594	192	830	4	13,001
Balance, end of the year	492,968	134,426	11,819	40,176	2,821	38,141	74	720,425

Accumulated depreciation
Balance, beginning of the year	89,163	43,217	3,143	31,419	1,869	19,169	—	187,980
Depreciation expense	46,514	18,060	2,809	5,748	454	7,904	—	81,489
Disposals	(67)	(3,248)	(303)	(813)	(15)	(1,635)	—	(6,081)
Effect of foreign exchange difference	1,827	821	67	543	34	362	—	3,654
Balance, end of the year	137,437	58,850	5,716	36,897	2,342	25,800	—	267,042
Carrying amount, end of the year	$355,531	$75,576	$6,103	$3,279	$479	$12,341	$74	$453,383

	2020
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost
Balance, beginning of the year	$278,973	$66,818	$7,013	$27,475	$2,346	$23,574	$1,293	$407,492
Additions	95,168	36,022	330	6,020	282	142	7,036	145,000
Disposals	(60)	(941)	(455)	—	(244)	(687)	—	(2,387)
Transfer from inventory	—	—	3,322	—	—	—	—	3,322
Reclassification	—	—	—	—	9	7,697	(7,706)	—
Effect of foreign exchange difference	23,371	6,207	628	2,135	159	1,931	54	34,485
Balance, end of the year	397,452	108,106	10,838	35,630	2,552	32,657	677	587,912

Accumulated depreciation
Balance, beginning of the year	47,342	27,563	1,365	21,979	1,511	12,841	—	112,601
Depreciation expense	36,861	13,949	1,916	7,594	482	5,803	—	66,605
Disposals	(32)	(790)	(310)	—	(237)	(591)	—	(1,960)
Effect of foreign exchange difference	4,992	2,495	172	1,846	113	1,116	—	10,734
Balance, end of the year	89,163	43,217	3,143	31,419	1,869	19,169	—	187,980
Carrying amount, end of the year	$308,289	$64,889	$7,695	$4,211	$683	$13,488	$677	$399,932

	2019
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost
Balance, beginning of the year	$133,675	$35,153	$1,008	$20,359	$1,947	$18,618	$681	$211,441
Additions	137,791	31,236	695	6,416	404	3,069	2,020	181,631
Disposals	(57)	(1,376)	(146)	—	(84)	(115)	—	(1,778)
Transfer from inventory	—	—	5,251	—	—	—	—	5,251
Reclassification	—	14	—	—	21	1,408	(1,443)	—
Effect of foreign exchange difference	7,564	1,791	205	700	58	594	35	10,947
Balance, end of the year	278,973	66,818	7,013	27,475	2,346	23,574	1,293	407,492

Accumulated depreciation
Balance, beginning of the year	21,441	16,603	896	14,137	1,158	8,764	—	62,999
Depreciation expense	24,643	10,689	538	7,268	396	3,806	—	47,340
Disposals	(34)	(455)	(104)	—	(81)	(60)	—	(734)
Effect of foreign exchange difference	1,292	726	35	574	38	331	—	2,996
Balance, end of the year	47,342	27,563	1,365	21,979	1,511	12,841	—	112,601
Carrying amount, end of the year	$231,631	$39,255	$5,648	$5,496	$835	$10,733	$1,293	$294,891
The above items of property, plant and equipment were depreciated on a straight-line basis over the estimated useful life of the assets:

Batteries	8-12 years
Machinery equipment	2-10 years
Transportation equipment	2-5 years
Tooling equipment	2 years
Office equipment	2-5 years
Leasehold improvements	2-10 years